Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity International Credit Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Credit Central Fund
Class Name	Fidelity® International Credit Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 96,312,992
Holdings Count | shares	238
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$96,312,992
Number of Holdings	238
Portfolio Turnover	75%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.8 AAA 4.0 AA 1.1 A 14.4 BBB 38.6 BB 8.6 B 2.7 CCC,CC,C 0.4 D 0.3 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.8 AAA - 4.0 AA - 1.1 A - 14.4 BBB - 38.6 BB - 8.6 B - 2.7 CCC,CC,C - 0.4 D - 0.3 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 62.4 U.S. Treasury Obligations 22.8 Preferred Securities 9.3 Foreign Government and Government Agency Obligations 4.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 62.4 U.S. Treasury Obligations - 22.8 Preferred Securities - 9.3 Foreign Government and Government Agency Obligations - 4.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 29.4 United Kingdom 19.3 Germany 14.9 France 5.5 Canada 4.9 Switzerland 4.2 Netherlands 3.1 Luxembourg 2.8 Denmark 2.3 Others 13.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 29.4 United Kingdom - 19.3 Germany - 14.9 France - 5.5 Canada - 4.9 Switzerland - 4.2 Netherlands - 3.1 Luxembourg - 2.8 Denmark - 2.3 Others - 13.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.7 US Treasury Bonds 9.1 Canadian Government 3.0 HSBC Holdings PLC 2.1 BNP Paribas SA 2.0 UBS Group AG 1.9 ING Groep NV 1.7 CPI Property Group SA 1.5 Aroundtown Finance Sarl 1.5 Bayer US Finance LLC 1.4 37.9